Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A		Ordinary Shares Class B	Ordinary Shares Class C	Paid-in Capital	Accumulated Deficits	Non-Controlling Interests	Total
Balance at Dec. 31, 2022	$ 26,500				$ 21,372,100	$ (13,420,400)	$ (1,016,300)	$ 6,961,900
Balance (in Shares) at Dec. 31, 2022	26,484,055
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement of digital assets						30,600		30,600
Issuance of ordinary shares pursuant to a private placement	$ 5,100				6,598,900			6,604,000
Issuance of ordinary shares pursuant to a private placement (in Shares)	5,079,999
Issuance of common stocks to a service provider	$ 200				237,500			237,700
Issuance of common stocks to a service provider (in Shares)	160,577
Capital injection from a non-controlling shareholder							88,900	88,900
Withdrawal of capital by a non-controlling shareholder							(88,900)	(88,900)
Dissolution of subsidiaries					(386,300)		1,632,100	1,245,800
Net loss						(4,065,400)	(615,800)	(4,680,200)
Balance at Dec. 31, 2023	$ 31,800				27,822,200	(17,454,200)		10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Issuance of Class B Ordinary shares			$ 5,900		(5,900)
Issuance of Class B Ordinary shares (in Shares)			5,933,700
Issuance of common stocks to an underwriter	$ 200				(200)
Issuance of common stocks to an underwriter (in Shares)	208,091
Issuance of common stocks to acquire a subsidiary	$ 1,500				2,263,500		1,510,000	3,775,000
Issuance of common stocks to acquire a subsidiary (in Shares)	1,500,000
Share-based compensation to employees	$ 600				1,355,200			1,355,800
Share-based compensation to employees (in Shares)	626,650
Share-based compensation to non-employees		[1]			146,400			146,400
Share-based compensation to non-employees (in Shares)	57,077
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4)	$ 1,500				(111,800)		110,300
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4) (in Shares)	1,500,000
Repurchase of Class A Ordinary Shares	$ (5,900)				5,900
Repurchase of Class A Ordinary Shares (in Shares)	(5,933,700)
Issuance of ordinary shares pursuant to a private placement	$ 4,900				8,930,100			8,935,000
Issuance of ordinary shares pursuant to a private placement (in Shares)	4,853,635
Net loss						(8,883,400)	(1,620,300)	(10,503,700)
Balance at Dec. 31, 2024	$ 34,600		$ 5,900		40,405,400	(26,337,600)		14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384		5,933,700
Share-based compensation to employees	$ 3,900				8,708,900			8,712,800
Share-based compensation to employees (in Shares)	3,888,400
Share-based compensation to non-employees	$ 4,500				10,721,400			10,725,900
Share-based compensation to non-employees (in Shares)	4,627,832
Reclassification of Class B Ordinary Shares to Class C Ordinary Shares			$ (3,100)	$ 3,100
Reclassification of Class B Ordinary Shares to Class C Ordinary Shares (in Shares)			(3,123,723)	3,123,723
Issuance of ordinary shares to Manager of ATM (Note 9)	$ 2,100				2,819,000			2,821,100
Issuance of ordinary shares to Manager of ATM (Note 9) (in Shares)	2,089,272
Issuance of ordinary shares to an underwriter of a private placement	$ 800				(800)
Issuance of ordinary shares to an underwriter of a private placement (in Shares)	785,000
Issuance of ordinary shares pursuant to a private placement	$ 16,000				15,984,000			16,000,000
Issuance of ordinary shares pursuant to a private placement (in Shares)	16,000,000
Net loss						(34,296,300)		(34,296,300)
Balance at Dec. 31, 2025	$ 61,900		$ 2,800	$ 3,100	$ 78,637,900	$ (60,633,900)		$ 18,071,800
Balance (in Shares) at Dec. 31, 2025	61,926,888		2,809,977	3,123,723

[1]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.